Exploration and evaluation assets (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2018 CAD ($) $ / shares shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about exploration and evaluation assets [line items]
Percentage of net smelter return royalty	2.00%	2.00%
Cash consideration received from sale of royalty	$ 1,300,200	$ 1,000,000
Number of shares received on sale of net smelter return royalty | shares	1,125,000	1,125,000	1,125,000
Price per share | $ / shares	$ 7.40
Value of shares received on sale of net smelter return royalty	$ 8,325,000		$ 8,325,000
Less: 6% finders' fee	$ 780,120	$ 600,000
Percentage of cash proceeds used to complete required work	75.00%	75.00%
Percentage of right to repurchase NSR	0.50%	0.50%
Right to repurchase NSR		$ 20,000,000
Remaining Percentage Of NSR	1.50%	1.50%
Turnagain mineral claims [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Mineral claim, ownership percentage				100.00%
Net smelter return royalty				4.00%
Price per percentage of net smelter return royalty				$ 1,000,000